UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor
	  New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Financial Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	August 13, 2010


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $1,590,454 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
Anadarko Pete Corp.		CALL		032511907	72180	2000000		SOLE		2000000		0	0
TD Ameritrade Hldg Corp		COM		87236Y108      	30600	2000000		SOLE		2000000		0	0
CA Inc.				COM		12673P105      	32200	1750000		SOLE		1750000		0	0
Celera Corp			COM		15100E106	30083	4592900		SOLE		4592900		0	0
Chelsea Therapeutics Intl	COM		163428105      	 8672	2960000		SOLE		2960000		0	0
Citigroup Inc.			COM		172967101	37600  10000000		SOLE	       10000000		0	0
Dollar Thrifty Automotive GP	COM		256743105	95872	2250000		SOLE		2250000		0	0
Endo Pharmaceuticals Hldgs	COM		29264F205      	43640	2000000		SOLE		2000000		0	0
Energy XXI (Bermuda) Ltd	COM	        G10082140	25248	1600000		SOLE		1600000		0	0
Fidelity National INformation	COM		31620M106	73755	2750000		SOLE		2750000		0	0
Forest Labs Inc			COM		345838106      	48002	1750000		SOLE		1750000		0	0
Graham Packaging Co Inc		COM		384701108      	36341	3036026		SOLE		3036026		0	0
Illinois Tool Wks Inc.		COM		452308109	41280	1000000		SOLE		1000000		0	0
JPMorgan Chase & Co		COM		46625H100	49361	1348315		SOLE		1348315		0	0
Macquarie Infrastr Co LLC	COM		55608B105      	40928	3200000		SOLE		3200000		0	0
Merck & Co Inc			COM		58933Y105      	69940	2000000		SOLE		2000000		0	0
NVR Inc				COM		62944T105      	29476	  45000		SOLE		  45000		0	0
Pharmerica Corp			COM		71714F104      	19408	1323910		SOLE		1323910		0	0
Petrohawk Energy Corp		COM		716495106	16970	1000000		SOLE		1000000		0	0
Pactiv Corp			COM		695257105      125325	4500000		SOLE		4500000		0	0
Plains Expl & Prodtn Co		CALL		726505900	30915	1500000		SOLE		1500000		0	0
SLM Corp.			COM		78442P106	20780	2000000		SOLE		2000000		0	0
Smithfield Foods Inc.		COM		832248108	 4673	 313650		SOLE		 313650		0	0
SPDR S&P 500 ETF TR		PUT		78462F953      187860	1820000		SOLE		1820000		0	0
SPDR Gold Trust			CALL		78463V907      182520	1500000		SOLE		1500000		0	0
Temple Inland Inc		COM		879868107	72345	3500000		SOLE		3500000		0	0
Textron Inc.			CALL		883203901	21212	1250000		SOLE		1250000		0	0
UAL Corp			COM		902549807      	61680	3000000		SOLE		3000000		0	0
Unitedhealth Group Inc		COM		91324P102	28400	1000000		SOLE		1000000		0	0
UTI Worldwide			COM		G87210103   	19808	1600000		SOLE		1600000		0	0
Virgin Media Inc.		COM		92769L101	33380	2000000		SOLE		2000000		0	0


